Derivative Liability (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Derivative liability	$ 292,320	$ 237,061
Expected volatility, minimum	182.00%	194.00%
Expected volatility, maximum	304.00%	316.00%
Risk-free interest rate, interest	0.01%	0.01%
Risk-free interest rate, maximum	1.06%	0.15%
Expected dividend yield	0.00%	0.00%
Expected life, minimum	29 days	2 months 12 days
Expected life, maximum	2 years	9 months 7 days
Warrants issued
Derivative liability
Gain/loss on fair value of derivatives		127,451
Convertible debentures issued
Derivative liability	292,320	237,061
Gain/loss on fair value of derivatives	$ (202,193)	$ (209,589)